Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes

The components of loss before income taxes were comprised of the following:

	June 30, 2025	June 30, 2026	June 30, 2026
	SGD	SGD	USD
Tax jurisdiction from:
Singapore	(2,335,451)	(1,841,620)	(1,422,872)
Malaysia	(31,392)	-	-
Loss before income taxes provision	(2,366,843)	(1,841,620)	(1,422,872)

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD	SGD	USD
Deferred tax assets:
Singapore	-	295,650	228,425

Less: valuation allowance
Singapore	-	(295,650)	(228,425)
Deferred tax assets	-	-	-